Additional information: condensed financial statements of the Company	12 Months Ended
Dec. 31, 2023
Additional information: condensed financial statements of the Company
Additional information: condensed financial statements of the Company

27.        Additional information: condensed financial statements of the Company

Regulation S-X requires condensed financial information as to financial position, statements of cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The Company records its investment in its subsidiaries, the VIE and VIE’s subsidiaries under the equity method of accounting.

Such investments are presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries and consolidated VIEs”.

27.        Additional information: condensed financial statements of the Company (Continued)

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant other commitments, long-term obligations, or guarantees as of December 31, 2023.

Condensed Balance Sheets

(In thousands)	December 31, 2022	December 31, 2023
Assets
Current assets:
Cash and cash equivalents	32,004	31,919
Short-term investments	29,342	28,382
Due from group companies	5,808	6,583
Prepayments and other current assets	927	1,720
Total current assets	68,081	68,604
Non-current assets:
Due from group companies	200,471	199,864
Investments in subsidiaries and consolidated VIEs	49,888	68,086
Total assets	318,440	336,554
Liabilities
Current liabilities:
Accounts payable	55	—
Due to group companies	5,028	8,150
Due to related parties	1,560	—
Income tax payable	10	72
Accrued liabilities and other payables	1,894	3,470
Total current liabilities	8,547	11,692
Total liabilities	8,547	11,692
Commitments and contingencies
Shareholders’ equity
Common shares	81	81
Treasury shares	12	12
Other shareholders’ equity	309,800	324,769
Total Xunlei Limited’s shareholders’ equity	309,893	324,862
Total liabilities and shareholders’ equity	318,440	336,554

27.        Additional information: condensed financial statements of the Company (Continued)

Condensed Statements of Operations

	Years ended December 31,
(In thousands)	2021	2022	2023
Operating expenses
General and administrative expenses	(3,302)	(6,436)	(7,931)
Total operating expenses	(3,302)	(6,436)	(7,931)
Operating loss	(3,302)	(6,436)	(7,931)
Interest income	107	360	1,512
Interest expense	(95)	(93)	(93)
Other income, net	585	368	3,928
Income from subsidiaries and consolidated VIEs	3,935	27,300	16,948
Income before income tax	1,230	21,499	14,364
Income tax expenses	(39)	(36)	(139)
Net income	1,191	21,463	14,225
Net income attributable to Xunlei Limited’s common shareholders	1,191	21,463	14,225

Condensed Statements of Cash Flows

	Years ended December 31,
(In thousands)	2021	2022	2023
Other operating activities with external parties	(5,732)	(948)	(391)
Net cash used in operating activities	(5,732)	(948)	(391)
Loans to group companies	(26,391)	(3,450)	(188)
Other investing activities with external parties	6,553	11,134	2,031
Net cash (used in)/generated from investing activities	(19,838)	7,684	1,843
Loans from group companies	—	—	3,150
Other financing activities with external parties	—	(6,747)	(4,687)
Net cash used in financing activities	—	(6,747)	(1,537)
Net decrease in cash and cash equivalents	(25,570)	(11)	(85)
Cash and cash equivalents at beginning of year	57,585	32,015	32,004
Effect of exchange rates on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	32,015	32,004	31,919